STATEMENT OF EXPENSES (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Operating expenses:
Depreciation	$ 1,921	$ 105	$ 2,026	$ 210	$ 420	$ 420
Bad debt - related party			24,800
Legal & accounting					19,702	13,150
General and administrative	567,510	3,497	589,828	12,556	10,230	4,046
	569,431	3,602	616,654	12,766	30,352	17,616
Loss from operations	(569,431)	(3,602)	(616,654)	(12,766)	(30,352)	(17,616)
Other income (expense):
Interest (expense)					(137)
Net loss	$ (569,431)	$ (3,602)	$ (616,654)	$ (12,766)	$ (30,489)	$ (17,616)
Net income (loss) per share
(Basic and fully diluted): (in Dollars per share)	$ (0.05)	$ 0.00	$ (0.05)	$ 0.00	$ 0.00	$ 0.00
Weighted average number of common shares outstanding (in Shares)	12,436,410	10,820,600	11,492,455	10,820,600	10,820,600	10,820,600